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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended  DECEMBER 31, 2005

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X      13F HOLDINGS REPORT.

       13F NOTICE.

       13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total: $         187861.266
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          122.925           2500       SH         SOLE        00        2500
ALBERTO CULVER   COM     013068101         8059.046         176154       SH         SOLE        00      176154
ALEXANDRIA REAL  COM     015271109           96.600           1200       SH         SOLE        00        1200
ALLEGHENY TECHN  COM     01741R102         5114.520         141755       SH         SOLE        00      141755
AMERICAN INTL G  COM     026874107         8104.223         118778       SH         SOLE        00      118778
ARCHSTONE SMITH  COM     039583109          108.914           2600       SH         SOLE        00        2600
BP PLC           SPONSO  055622104          111.743           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         7527.045         208217       SH         SOLE        00      208217
BOSTON PROPERTI  COM     101121101          103.782           1400       SH         SOLE        00        1400
BRISTOL MYERS S  COM     110122108          137.880           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          104.256           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         8728.128         101020       SH         SOLE        00      101020
CISCO SYS INC    COM     17275R102         6206.171         362510       SH         SOLE        00      362510
CITIGROUP INC    COM     172967101         8433.543         173780       SH         SOLE        00      173780
COACH INC        COM     189754104         5817.497         174490       SH         SOLE        00      174490
CONSOLIDATED ED  COM     209115104           46.330           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106           96.220           3400       SH         SOLE        00        3400
DELL INC         COM     24702R101         6644.285         221550       SH         SOLE        00      221550
DEVELOPERS DIVE  COM     251591103          103.444           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          103.540           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         9330.722         685075       SH         SOLE        00      685075
EBAY INC         COM     278642103         8285.359         191569       SH         SOLE        00      191569
EQUITY OFFICE P  COM     294741103           94.023           3100       SH         SOLE        00        3100
EQUITY ONE       COM     294752100          104.040           4500       SH         SOLE        00        4500
EQUITY RESIDENT  SH BEN  29476L107          105.624           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105          101.420           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          213.446           3800       SH         SOLE        00        3800
GENENTECH INC    COM NE  368710406         6385.738          69035       SH         SOLE        00       69035
GENERAL ELECTRI  COM     369604103         8468.816         241621       SH         SOLE        00      241621
GUIDANT CORP     COM     401698105           25.900            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101           85.560           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         5995.199          68135       SH         SOLE        00       68135
INTEL CORP       COM     458140100         7502.552         300583       SH         SOLE        00      300583
INVITROGEN CORP  COM     46185R100         3136.412          47065       SH         SOLE        00       47065
ISHARES TR       RUSSEL  464287614         5242.553         102775       SH         SOLE        00      102775
JOHNSON & JOHNS  COM     478160104         8170.835         135954       SH         SOLE        00      135954
KIMCO REALTY CO  COM     49446R109           96.240           3000       SH         SOLE        00        3000
LEE ENTERPRISES  COM     523768109          240.838           6525       SH         SOLE        00        6525
MEDTRONIC INC    COM     585055106         8938.606         155265       SH         SOLE        00      155265
MERRILL LYNCH &  COM     590188108         9360.963         138210       SH         SOLE        00      138210
MICROSOFT CORP   COM     594918104         9514.468         363842       SH         SOLE        00      363842
NEWCASTLE INVT   COM     65105M108           74.550           3000       SH         SOLE        00        3000
OPENWAVE SYS IN  COM NE  683718308            0.577             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           19.201            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6119.891         262431       SH         SOLE        00      262431
PROLOGIS         SH BEN  743410102          102.784           2200       SH         SOLE        00        2200
SCANA CORP NEW   COM     80589M102            9.845            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109           99.619           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         6312.614         142080       SH         SOLE        00      142080
SYSCO CORP       COM     871829107         7168.824         230880       SH         SOLE        00      230880
TELESP CELULAR   SPON A  87952L108            2.030            537       SH         SOLE        00         537
TIM PARTICIPACO  SPONS   88706P106            3.489            138       SH         SOLE        00         138
UNIT CORP        COM     909218109         4195.487          76240       SH         SOLE        00       76240
VORNADO RLTY TR  SH BEN  929042109           83.470           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         6445.530         137725       SH         SOLE        00      137725
ZIMMER HLDGS IN  COM     98956P102           53.952            800       SH         SOLE        00         800